Condensed Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)			$ (7,032,000)	$ (3,053,000)		$ (9,896,000)	$ (7,418,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			724,000	627,000		1,441,000	1,236,000
Provision for inventory reserve			74,000	84,000		75,000	58,000
Stock-based compensation expense			1,346,000	379,000		2,473,000	82,000
Non-cash lease expense			280,000	0
Loss on write-off of property and equipment			24,000	0		158,000	0
Gain on forgiveness of PPP loan			0	(743,000)		(743,000)	0
Changes in operating assets and liabilities:
Accounts receivable			(228,000)	(21,000)		86,000	(26,000)
Inventories			97,000	(16,000)		(58,000)	(135,000)
Prepaid expenses and other current assets			7,000	62,000		(70,000)	(42,000)
Deferred costs			207,000	(563,000)		(1,455,000)	(26,000)
Accounts payable			(94,000)	(1,747,000)		(1,804,000)	1,840,000
Accrued liabilities			160,000	35,000		489,000	(684,000)
Deferred revenue			(754,000)	191,000		1,203,000	71,000
Other liabilities, current			(85,000)	77,000		85,000	0
Operating lease liabilities			(218,000)	0
Net cash used in operating activities			(5,492,000)	(4,688,000)		(8,016,000)	(5,044,000)
Cash flows from investing activities:
Purchase of property and equipment			(194,000)	(258,000)		(609,000)	(527,000)
Net cash used in investing activities			(194,000)	(258,000)		(609,000)	(527,000)
Cash flows from financing activities:
Proceeds from exercise of employee stock options			8,000	1,000		1,000	4,000
Capital contributions from parent			505,000	4,995,000		20,111,000	4,826,000
Proceeds from notes payable						0	743,000
Payment of deferred offering costs			(740,000)	0
Net cash provided by financing activities			(227,000)	4,996,000		20,112,000	5,573,000
Net (decrease) increase in cash and cash equivalents			(5,913,000)	50,000		11,487,000	2,000
Cash - beginning of the period			11,489,000	2,000		2,000	0
Cash - end of the period	$ 5,576,000	$ 52,000	5,576,000	52,000	$ 11,489,000	11,489,000	2,000
Components of cash and restricted cash:
Cash	5,243,000	52,000	5,243,000	52,000	11,489,000	11,489,000	2,000
Restricted Cash	333,000	0	333,000	0
Total cash and restricted cash	5,576,000	52,000	5,576,000	52,000	11,489,000	11,489,000	2,000
Supplemental disclosures of cash flow information:
Cash paid for income taxes			0	0		0	0
Supplemental disclosure of non-cash financing activities:
Property and equipment accrued but unpaid			0	$ 55,000		51,000	$ 115,000
Operating lease liabilities and right-of-use assets through adoption of Topic 842			3,256,000
Unpaid deferred offering costs			2,293,000
Kensington Capital Acquisition Corp. IV [Member]
Cash flows from operating activities:
Net income (loss)	2,881,004	(35,924)	2,625,169		(59,311)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares		25,000			25,000
Change in fair value of derivative warrant liabilities	(4,290,000)		(4,680,000)
Offering costs associated with derivative warrant liabilities	(338)		563,642
Income from investments held in Trust Account			(294,899)
Changes in operating assets and liabilities:
Prepaid expenses			(331,713)
Accounts payable		10,924	16,045		13,628
Accrued liabilities			1,124,689		20,683
Net cash used in operating activities			(977,067)		0
Cash flows from investing activities:
Cash deposited in Trust Account			(230,000,000)
Net cash used in investing activities			(230,000,000)
Cash flows from financing activities:
Proceeds received from initial public offering, gross			230,000,000
Proceeds received from private placement			8,000,000
Offering costs paid			(5,133,695)
Proceeds from note payable to related party					200,000
Payment of deferred offering costs					(122,849)
Net cash provided by financing activities			232,866,305		77,151
Net (decrease) increase in cash and cash equivalents			1,889,238		77,151
Cash - beginning of the period			77,151
Cash - end of the period	1,966,389		1,966,389		77,151	77,151
Components of cash and restricted cash:
Cash	1,966,389		1,966,389		77,151	77,151
Total cash and restricted cash	$ 1,966,389		1,966,389		77,151	$ 77,151
Supplemental disclosure of non-cash financing activities:
Offering costs included in accounts payable		25,000
Offering costs included in accrued expenses		$ 39,266
Deferred underwriting commissions			8,050,000
Remeasurement of Class A ordinary shares subject to possible redemption			$ 194,899
Deferred offering costs included in accounts payable					50,000
Deferred offering costs included in accrued expenses					$ 134,394